SCHEDULE OF OPERATING FUTURE LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Operating Leases
2023	$ 172,222
2024	221,818
2025	13,527
Total	407,567
Less: discount on operating lease liabilities	(30,496)
Present value of operating lease liabilities	377,071
Less: Current portion of operating lease liabilities	(293,813)	$ (255,845)
Non-current portion of operating lease liabilities	$ 83,258	$ 95,601